Expenses by nature (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature [Line Items]
Raw materials used	₩ 13,544,827	₩ 17,084,029	₩ 19,537,928
Salaries	5,278,637	4,609,976	4,236,623
Retirement benefits expense	561,996	809,739	440,612
Welfare and benefit expense	639,390	563,945	596,572
Insurance expense	103,308	106,129	106,057
Depreciation	11,369,496	10,966,756	9,898,386
Amortization of intangible assets	170,466	156,915	118,938
Bad debt expense	20,648	(12,719)	39,784
Commission	744,322	1,011,710	1,189,284
Advertising expense	37,720	44,305	40,313
Training expense	18,108	24,077	20,373
Vehicle maintenance expense	16,596	17,177	17,957
Publishing expense	7,201	6,837	6,837
Business promotion expense	7,334	7,019	6,645
Rental expense	227,410	216,918	213,983
Telecommunication expense	18,647	19,485	106,073
Transportation expense	11,369	5,420	5,223
Taxes and dues	555,031	540,350	486,741
Expendable supplies expense	44,995	39,681	38,010
Water, light and heating expense	42,958	44,245	47,269
Repairs and maintenance expense	2,544,901	2,298,854	2,219,248
Ordinary development expense	700,642	735,715	723,888
Travel expense	71,689	84,233	81,427
Clothing expense	22,950	16,908	14,476
Survey and analysis expense	4,572	4,797	4,634
Membership fee	14,404	13,699	12,606
Power purchase	15,725,220	18,269,732	18,307,289
Disclosure - Other selling and administrative expenses
Others	1,978,202	2,763,479	2,318,435
General and administrative expenses	2,678,443	2,669,576	2,627,890
Cost of sales	51,804,596	57,779,835	58,207,721
Total expenses, by nature	54,483,039	60,449,411	60,835,611
Selling and administrative expense
Expenses by nature [Line Items]
Raw materials used	0	0	0
Salaries	1,095,183	775,204	757,819
Retirement benefits expense	103,967	157,272	65,107
Welfare and benefit expense	155,071	120,463	132,089
Insurance expense	10,178	12,427	12,181
Depreciation	218,103	232,510	214,499
Amortization of intangible assets	87,086	76,547	54,153
Bad debt expense	20,648	(12,719)	39,784
Commission	368,275	632,849	714,096
Advertising expense	29,559	34,453	30,894
Training expense	5,196	7,174	6,277
Vehicle maintenance expense	9,435	9,525	10,148
Publishing expense	3,677	3,414	3,307
Business promotion expense	3,614	3,038	2,785
Rental expense	36,337	40,505	42,851
Telecommunication expense	8,686	8,451	23,505
Transportation expense	1,007	865	686
Taxes and dues	62,828	58,666	46,424
Expendable supplies expense	8,029	6,682	6,166
Water, light and heating expense	11,749	11,867	12,629
Repairs and maintenance expense	79,185	88,576	62,580
Ordinary development expense	197,436	224,463	215,494
Travel expense	10,793	15,652	14,363
Clothing expense	14,834	9,369	10,108
Survey and analysis expense	826	848	705
Membership fee	1,274	969	1,043
Power purchase	0	0	0
Disclosure - Other selling and administrative expenses
Accommodation development expenses	30,889	53,945	52,822
Miscellaneous wages	45,887	39,794	32,447
Litigation and filing expenses	19,341	21,768	12,853
Compensation for damages	8,374	(1,924)	19,193
Outsourcing expenses	3,610	3,293	3,036
Reward expenses	3,228	2,858	2,713
Overseas market development expenses	1,218	1,997	1,361
Others	22,920	28,775	23,772
Others	135,467	150,506	148,197
General and administrative expenses	2,678,443	2,669,576	2,627,890
Total expenses, by nature	2,678,443	2,669,576	2,627,890
Cost of sales
Expenses by nature [Line Items]
Raw materials used	13,544,827	17,084,029	19,537,928
Salaries	4,183,454	3,834,772	3,478,804
Retirement benefits expense	458,029	652,467	375,505
Welfare and benefit expense	484,319	443,482	464,483
Insurance expense	93,130	93,702	93,876
Depreciation	11,151,393	10,734,246	9,683,887
Amortization of intangible assets	83,380	80,368	64,785
Bad debt expense	0	0	0
Commission	376,047	378,861	475,188
Advertising expense	8,161	9,852	9,419
Training expense	12,912	16,903	14,096
Vehicle maintenance expense	7,161	7,652	7,809
Publishing expense	3,524	3,423	3,530
Business promotion expense	3,720	3,981	3,860
Rental expense	191,073	176,413	171,132
Telecommunication expense	9,961	11,034	82,568
Transportation expense	10,362	4,555	4,537
Taxes and dues	492,203	481,684	440,317
Expendable supplies expense	36,966	32,999	31,844
Water, light and heating expense	31,209	32,378	34,640
Repairs and maintenance expense	2,465,716	2,210,278	2,156,668
Ordinary development expense	503,206	511,252	508,394
Travel expense	60,896	68,581	67,064
Clothing expense	8,116	7,539	4,368
Survey and analysis expense	3,746	3,949	3,929
Membership fee	13,130	12,730	11,563
Power purchase	15,725,220	18,269,732	18,307,289
Disclosure - Other selling and administrative expenses
Others	1,842,735	2,612,973	2,170,238
Cost of sales	51,804,596	57,779,835	58,207,721
Total expenses, by nature	₩ 51,804,596	₩ 57,779,835	₩ 58,207,721